Goodwill and Other Intangible Assets - Table 4 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schedule of Future Estimated Amortization Expense, Other Intangible Assets
Year Ending December 31, 2012	$ 12.1
Year Ending December 31, 2013	9.4
Year Ending December 31, 2014	7.2
Year Ending December 31, 2015	6.1
Year Ending December 31, 2016	$ 4.9